Document and Entity Information	Jul. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2022
Entity File Number	0-7818
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	4200 E BELTLINE AVE
Entity Address, City or Town	GRAND RAPIDS
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	527-5820
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ